DoubleLine Opportunistic Credit Fund	(Unaudited)
Schedule of Investments	December 31, 2024

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 1.5%
	Blue Stream Communications LLC
500,000	Series 2023-1A-C	8.90	%(a)	05/20/2053	505,804
	Compass Datacenters LLC
500,000	Series 2024-1A-B	7.00	%(a)	02/25/2049	504,210
	Jimmy Johns LLC
1,116,250	Series 2017-1A-A2II	4.85	%(a)	07/30/2047	1,094,865
	Lendingpoint Asset Securitization Trust
1,000,000	Series 2022-B-B	5.99	%(a)	10/15/2029	943,706
	Sierra Timeshare Conduit Receivables Funding LLC
233,119	Series 2023-2A-D	9.72	%(a)	04/20/2040	238,646
	SoFi Professional Loan Program LLC
20,000	Series 2018-A-R1	0.00	%(a)(b)(c)	02/25/2042	151,290
5,930	Series 2018-A-R2	0.00	%(a)(b)(c)	02/25/2042	44,857
	Upstart Pass-Through Trust Series
1,000,000	Series 2021-ST5-CERT	0.00	%(a)(b)(c)	07/20/2027	158,434
	Willis Lease Finance Corp.
539,465	Series 2021-A-C	7.39	%(a)	05/15/2046	535,458
	Total Asset Backed Obligations (Cost $4,147,314)				4,177,270
BANK LOANS - 13.5%
	AAdvantage Loyalty IP Ltd.
259,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.75% Floor)	9.63%		04/20/2028	266,329
	Access CIG LLC
563,160	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.50% Floor)	9.59%		08/18/2028	569,343
	Acrisure LLC
405,383	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.36%		11/06/2030	406,554
	Acuris Finance US, Inc.
312,792	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.08%		02/16/2028	315,246
	ADMI Corp.
643,500	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.75%, 0.00% Floor)	10.11%		12/23/2027	647,522
	Allied Universal Holdco LLC
501,115	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.21%		05/15/2028	503,375
	Altice France SA
138,942	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.50%, 0.00% Floor)	10.16%		08/31/2028	111,953
	Alvaria Holdco (Aspect Software) Second-Out T/L
6,409	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.00% or 5.50% PIK, 0.75% Floor)	5.46%		05/05/2028	2,676
121,730	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.00%, 0.75% Floor)	5.46%		05/05/2028	50,822
	Alvaria Holdco (Aspect Software) Third-Out T/L A
284,280	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.46%		05/05/2028	12,793
12,620	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00% or 6.50% PIK, 0.75% Floor)	6.46%		05/05/2028	568
	American Tire Distributors, Inc.
419,250	Senior Secured First Lien Term Loan (3 mo. SOFR US + 8.25%, 0.75% Floor)	13.16	%(d)	10/23/2028	188,662
	Applied Systems, Inc.
170,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 5.25%, 0.00% Floor)	9.85%		02/23/2032	175,191

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Apro LLC
269,325	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.27%	07/09/2031	272,298
	Artera Services LLC
501,209	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.00% Floor)	8.83%	02/10/2031	497,694
	Ascend Learning LLC
792,174	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.75%, 0.50% Floor)	10.21%	12/10/2029	787,718
	Aspire Bakeries Holdings LLC
164,585	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.61%	12/23/2030	166,437
	Astra Acquisition Corp.
90,847	Senior Secured First Lien Term Loan (3 mo. SOFR US + 6.75%, 2.00% Floor)	11.35%	02/25/2028	61,095
144,415	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.25%, 2.00% Floor)	9.85%	10/25/2028	10,591
	Asurion LLC
110,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.94%	02/03/2028	107,761
450,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.72%	01/22/2029	435,690
	Aveanna Healthcare LLC
825,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 7.00%, 0.50% Floor)	11.66%	12/10/2029	798,187
	Bausch + Lomb Corp.
132,286	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	7.69%	05/10/2027	132,954
519,056	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	8.33%	09/29/2028	522,464
	BCPE Empire Holdings, Inc.
168,246	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.86%	12/26/2028	169,386
	Boxer Parent Co., Inc.
545,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.34%	07/30/2031	550,172
1,115,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 5.75%, 0.00% Floor)	10.34%	07/30/2032	1,100,137
	Brand Industrial Services, Inc.
297,116	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.50% Floor)	9.07%	08/01/2030	289,716
	Cengage Learning, Inc.
71,125	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 1.00% Floor)	7.86%	11/24/2031	71,582
122,900	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 1.00% Floor)	8.01%	11/24/2031	123,691
	Central Parent LLC
169,575	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.85%	07/06/2029	167,551
	ClubCorp Holdings, Inc.
426,408	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.00% Floor)	9.33%	09/18/2026	428,232
17,383	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.00% Floor)	9.33%	09/18/2026	17,457
	Connect Finco SARL
68,050	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.86%	12/11/2026	67,518
	Constant Contact, Inc.
273,155	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.75% Floor)	8.92%	02/10/2028	245,498
	Cornerstone Building Brands, Inc.
134,663	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.50% Floor)	8.90%	05/15/2031	130,076
	Crosby US Acquisition Corp.
129,027	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.07%	08/16/2029	130,511
	Crown Finance US, Inc.
185,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.80%	12/02/2031	185,318

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Dcert Buyer, Inc.
371,104	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	8.36%		10/16/2026	357,449
	Deerfield Dakota Holding LLC
704,043	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 1.00% Floor)	8.35%		04/09/2027	690,184
	Dexko Global, Inc.
408,949	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.34%		10/04/2028	387,636
	DG Investment Intermediate Holdings 2, Inc.
595,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 6.75%, 0.75% Floor)	11.22%		03/29/2029	593,792
	Directv Financing LLC
936,093	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.25%, 0.75% Floor)	10.10%		08/02/2029	920,956
	Edelman Financial Engines Center LLC
870,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.61%		10/06/2028	878,974
	Edgewater Generation LLC
326,410	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.61%		08/01/2030	331,424
	EG America LLC
693,062	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.00% Floor)	8.61%		02/07/2028	698,981
	Eisner Advisory Group LLC
307,107	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	8.36%		02/28/2031	311,001
	Ellucian Holdings, Inc.
88,336	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.36%		10/29/2029	89,042
180,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	9.11%		11/22/2032	183,901
	Fertitta Entertainment LLC/NV
489,962	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.86%		01/29/2029	492,387
	FinThrive Software Intermediate Holdings, Inc.
235,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 6.75%, 0.50% Floor)	11.47%		12/17/2029	99,640
	Flynn America LP
171,125	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.50% Floor)	8.97%		07/31/2028	170,697
171,125	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.50% Floor)	8.97%		07/31/2028	170,697
	Foresight Energy LLC
86,390	Senior Secured First Lien Term Loan (3 mo. SOFR US + 8.00%, 1.50% Floor)	12.43	%(c)	06/30/2027	68,680
	Gainwell Acquisition Corp.
1,149,602	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.75% Floor)	8.69%		10/01/2027	1,116,390
	Garda World Security Corp.
292,769	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	7.90%		02/01/2029	294,417
	GIP II Blue Holding LP
41,439	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 1.00% Floor)	8.11%		09/29/2028	41,784
	Golden State Foods LLC
345,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.77%		12/04/2031	348,503
	Grant Thornton LLP/Chicago
79,800	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.82%		05/30/2031	79,917
	Groupe Solmax, Inc.
59,606	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.75% Floor)	9.22%		07/24/2028	55,052
85,618	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.75% Floor)	9.22%		07/24/2028	79,076
109,401	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.75% Floor)	9.34%		07/24/2028	101,042

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
59,457	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.75% Floor)	9.34%	07/24/2028	54,914
	Hexion Holdings Corp.
694,085	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	8.45%	03/15/2029	695,335
	INEOS US Finance LLC
475,209	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.61%	02/19/2030	477,925
	INEOS US Petrochem LLC
258,050	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.71%	03/29/2029	260,308
790,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.61%	10/07/2031	798,887
	Kenan Advantage Group, Inc.
277,904	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.61%	01/25/2029	279,989
	Klockner Pentaplast of America, Inc.
308,398	Senior Secured First Lien Term Loan (6 mo. SOFR US + 4.73%, 0.50% Floor)	9.72%	02/09/2026	282,955
	Kronos Acquisition Holdings, Inc.
498,750	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	8.58%	07/08/2031	472,254
	LBM Acquisition LLC
704,111	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	8.30%	06/06/2031	699,270
	Lealand Finance Co. BV
6,257	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.47%	06/30/2027	3,191
76,151	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.00%, 0.00% Floor)	5.47%	12/31/2027	30,651
16,168	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.00%, 0.00% Floor)	5.47%	12/31/2027	6,508
	Lereta LLC
115,638	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.25%, 0.75% Floor)	9.72%	08/07/2028	103,324
	LifePoint Health, Inc.
69,825	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 1.00% Floor)	7.96%	05/19/2031	70,065
373,127	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.41%	05/19/2031	374,916
	Mitchell International, Inc.
985,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.82%	06/17/2032	976,795
	MLN US Holdco LLC
155,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 8.75%, 0.00% Floor)	13.20%	11/30/2026	4,973
	Modena Buyer LLC
315,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.00% Floor)	9.10%	07/01/2031	305,887
	Monogram Food Solutions LLC
523,650	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	8.47%	08/28/2028	517,105
	Natgasoline LLC
194,468	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.50%, 0.00% Floor)	9.02%	11/14/2025	193,496
	Needle Holdings LLC
29,886	Senior Secured First Lien Term Loan (3 mo. SOFR US + 9.50%, 0.00% Floor)	14.10%	04/28/2028	23,162
	NEP Group, Inc.
803,151	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25% + 1.50% PIK, 0.00% Floor)	8.12%	08/19/2026	736,088
21,123	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.00% or 6.50% PIK, 0.75% Floor)	8.12%	08/19/2026	19,359
110,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 7.00%, 0.00% Floor)	11.62%	10/19/2026	89,532
	NGL Energy Operating LLC
79,400	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	8.32%	02/03/2031	79,739

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	OneDigital Borrower LLC
675,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.50% Floor)	9.61%	07/02/2032	673,525
	Ontario Gaming GTA LP
942,620	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.89%	08/01/2030	945,735
	Par Petroleum LLC
363,527	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.33%	02/28/2030	363,073
	Polar US Borrower LLC
33	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	9.98%	10/15/2028	24
27,081	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	9.98%	10/15/2028	19,661
26,914	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	9.98%	10/15/2028	19,539
33	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	9.98%	10/15/2028	24
	Polaris Newco LLC
532,244	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.50% Floor)	8.85%	06/05/2028	533,875
	Pretium PKG Holdings, Inc.
310,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 6.75%, 0.50% Floor)	11.53%	10/01/2029	116,605
	Pretzel Parent T/L B
150,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.00% Floor)	8.86%	10/01/2031	151,500
	Radiology Partners, Inc.
9,611	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50% + 1.50% PIK, 0.00% Floor)	8.28%	01/31/2029	9,523
437,085	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50% + 1.50% PIK, 0.00% Floor)	8.28%	01/31/2029	433,042
	Restaurant Technologies, Inc.
85,692	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.85%	04/02/2029	84,326
85,692	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.85%	04/02/2029	84,327
897,216	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.85%	04/02/2029	882,919
	Skillsoft Finance II, Inc.
147,519	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.25%, 0.75% Floor)	9.72%	07/14/2028	129,888
	Sound Inpatient Physicians Holdings LLC
190,000	Senior Secured Term Loan (3 mo. Term SOFR + 6.75%, 0.00% Floor)	11.26%	06/29/2026	30,638
	Staples, Inc.
174,563	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.75%, 0.50% Floor)	10.18%	09/10/2029	167,281
	StubHub Holdco Sub LLC
865,593	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	9.11%	03/15/2030	868,839
	Team Health Holdings, Inc.
650,153	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.25%, 1.00% Floor)	9.84%	03/02/2027	630,404
	Titan Acquisition Ltd./Canada
761,175	Senior Secured First Lien Term Loan (6 mo. SOFR US + 4.50%, 0.00% Floor)	8.78%	02/15/2029	768,551
	Travelport Finance Luxembourg Sarl
129,624	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.41%, 1.00% Floor)	11.32%	09/29/2028	121,725
395,415	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.41%, 1.00% Floor)	11.32%	09/29/2028	371,318
	Trident TPI Holdings, Inc.
148,871	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.19%	09/18/2028	150,394
	Triton Water Holdings, Inc.
386,993	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.50% Floor)	7.84%	03/31/2028	390,526

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	United Natural Foods, Inc.
278,600	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	9.44%		05/01/2031	283,684
	Univision Communications, Inc.
532,856	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.85%		06/25/2029	536,021
	Vantage Specialty Chemicals, Inc.
676,873	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.50% Floor)	9.11%		10/26/2026	670,951
	Verde Purchaser LLC
119,699	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.00% Floor)	9.10%		11/29/2030	120,223
	Vibrantz Technologies, Inc.
245,643	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.06%		04/23/2029	242,642
	Victra Holdings LLC
237,464	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.25%, 0.75% Floor)	9.61%		03/29/2029	240,878
	Vortex Opco LLC
139,055	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.03%		12/17/2028	88,369
	Wand NewCo 3, Inc.
80,734	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.61%		01/30/2031	81,165
134,129	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.61%		01/30/2031	134,846
	WaterBridge Midstream Operating LLC
488,775	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.00% Floor)	9.08%		06/27/2029	487,553
	WestJet Loyalty LP
248,125	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.58%		02/14/2031	249,455
	Total Bank Loans (Cost $39,313,979)				37,922,067
COLLATERALIZED LOAN OBLIGATIONS - 29.5%
	Allegany Park CLO Ltd.
1,000,000	Series 2019-1A-ER (3 mo. Term SOFR + 6.40%, 6.40% Floor)	11.02	%(a)	01/20/2035	1,009,585
	Atlas Senior Loan Fund Ltd.
1,700,000	Series 2019-14A-D (3 mo. Term SOFR + 4.16%, 3.90% Floor)	8.78	%(a)	07/20/2032	1,713,811
	Babson CLO Ltd./Cayman Islands
1,000,000	Series 2018-3A-E (3 mo. Term SOFR + 6.01%, 0.00% Floor)	10.63	%(a)	07/20/2029	1,007,318
2,500,000	Series 2019-1A-DR (3 mo. Term SOFR + 3.91%, 3.65% Floor)	8.57	%(a)	04/15/2035	2,522,487
1,500,000	Series 2019-1A-ER (3 mo. Term SOFR + 7.12%, 6.86% Floor)	11.78	%(a)	04/15/2035	1,505,674
1,000,000	Series 2019-2A-D1RR (3 mo. Term SOFR + 2.90%, 2.90% Floor)	7.37	%(a)	01/15/2038	1,014,902
	Bain Capital Credit CLO
500,000	Series 2019-3A-DR (3 mo. Term SOFR + 3.36%, 3.36% Floor)	7.98	%(a)	10/21/2034	504,430
4,000,000	Series 2022-5A-DR (3 mo. Term SOFR + 4.25%, 4.25% Floor)	8.88	%(a)	01/24/2037	4,101,395
	Beechwood Park CLO Ltd.
5,000,000	Series 2019-1A-DR (3 mo. Term SOFR + 3.10%, 3.10% Floor)	7.75	%(a)	01/17/2035	5,044,161
	Blackstone, Inc.
500,000	Series 2017-1A-DR (3 mo. Term SOFR + 3.11%, 2.85% Floor)	7.77	%(a)	10/15/2030	503,708
1,000,000	Series 2018-1A-E (3 mo. Term SOFR + 5.21%, 0.00% Floor)	9.87	%(a)	04/15/2031	1,005,219
	BlueMountain CLO Ltd.
1,000,000	Series 2013-2A-DR (3 mo. Term SOFR + 3.16%, 0.00% Floor)	7.79	%(a)	10/22/2030	1,007,622
	Canyon Capital CLO Ltd.
1,700,000	Series 2014-1A-CR (3 mo. Term SOFR + 3.01%, 2.75% Floor)	7.60	%(a)	01/30/2031	1,713,671
1,000,000	Series 2017-1A-DR (3 mo. Term SOFR + 3.26%, 3.00% Floor)	7.92	%(a)	07/15/2030	1,007,391
1,000,000	Series 2017-1A-E (3 mo. Term SOFR + 6.51%, 0.00% Floor)	11.17	%(a)	07/15/2030	996,268
2,250,000	Series 2021-1A-E (3 mo. Term SOFR + 6.67%, 6.41% Floor)	11.33	%(a)	04/15/2034	2,226,189
	Canyon CLO
1,500,000	Series 2018-1A-E (3 mo. Term SOFR + 6.01%, 5.75% Floor)	10.67	%(a)	07/15/2031	1,502,460
	Carlyle Group, Inc.
2,000,000	Series 2013-1A-CR (3 mo. Term SOFR + 3.61%, 0.00% Floor)	8.13	%(a)	08/14/2030	2,016,396
1,500,000	Series 2015-5A-DR (3 mo. Term SOFR + 6.96%, 6.70% Floor)	11.58	%(a)	01/20/2032	1,494,394

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Cathedral Lake CLO Ltd.
500,000	Series 2021-8A-C (3 mo. Term SOFR + 2.88%, 2.62% Floor)	7.50	%(a)	01/20/2035	502,526
	Dryden Senior Loan Fund
1,500,000	Series 2015-37A-ER (3 mo. Term SOFR + 5.41%, 5.15% Floor)	10.07	%(a)	01/15/2031	1,443,138
1,200,000	Series 2015-38A-ER (3 mo. Term SOFR + 5.86%, 5.60% Floor)	10.52	%(a)	07/15/2030	1,182,214
2,000,000	Series 2015-40A-ER (3 mo. Term SOFR + 6.01%, 5.75% Floor)	10.54	%(a)	08/15/2031	1,867,109
500,000	Series 2017-50A-D (3 mo. Term SOFR + 3.51%, 3.25% Floor)	8.17	%(a)	07/15/2030	503,808
	Goldentree Loan Opportunities Ltd.
500,000	Series 2018-3A-D (3 mo. Term SOFR + 3.11%, 0.00% Floor)	7.73	%(a)	04/20/2030	503,725
	Highbridge Loan Management Ltd.
1,000,000	Series 11A-17-E (3 mo. Term SOFR + 6.36%, 0.00% Floor)	10.89	%(a)	05/06/2030	932,951
1,000,000	Series 2013-2A-CR (3 mo. Term SOFR + 3.16%, 2.90% Floor)	7.78	%(a)	10/20/2029	1,007,562
	Katayma CLO Ltd.
1,000,000	Series 2024-2A-D (3 mo. Term SOFR + 4.50%, 4.50% Floor)	9.12	%(a)	04/20/2037	1,025,684
	LCM LP
2,500,000	Series 26A-E (3 mo. Term SOFR + 5.56%, 5.30% Floor)	10.18	%(a)	01/20/2031	1,967,341
	Madison Park Funding Ltd.
850,000	Series 2014-14A-ER (3 mo. Term SOFR + 6.06%, 5.80% Floor)	10.69	%(a)	10/22/2030	848,649
1,500,000	Series 2016-22A-ER (3 mo. Term SOFR + 6.96%, 6.70% Floor)	11.62	%(a)	01/15/2033	1,505,077
1,000,000	Series 9A-DR (3 mo. Term SOFR + 3.86%, 0.00% Floor)	8.38	%(a)	05/28/2030	1,009,711
	Magnetite CLO Ltd.
1,500,000	Series 2019-24A-DR (3 mo. Term SOFR + 3.05%, 3.05% Floor)	7.71	%(a)	04/15/2035	1,513,114
1,000,000	Series 2019-24A-ER (3 mo. Term SOFR + 6.40%, 6.40% Floor)	11.06	%(a)	04/15/2035	1,008,396
500,000	Series 2022-33A-DR (3 mo. Term SOFR + 3.00%, 3.00% Floor)	7.62	%(a)	10/20/2037	510,086
	Marble Point CLO
500,000	Series 2021-3A-D1 (3 mo. Term SOFR + 3.76%, 3.50% Floor)	8.41	%(a)	10/17/2034	504,586
	Neuberger Berman CLO Ltd.
1,000,000	Series 2017-16SA-ER (3 mo. Term SOFR + 6.51%, 6.25% Floor)	11.17	%(a)	04/15/2034	1,008,444
2,000,000	Series 2019-32A-DR (3 mo. Term SOFR + 2.96%, 2.70% Floor)	7.58	%(a)	01/20/2032	2,009,993
	Ocean Trails CLO
920,000	Series 2014-5A-DRR (3 mo. Term SOFR + 3.71%, 3.45% Floor)	8.37	%(a)	10/13/2031	926,787
	Octagon Investment Partners Ltd.
2,500,000	Series 2014-1A-CR3 (3 mo. Term SOFR + 3.01%, 2.75% Floor)	7.53	%(a)	02/14/2031	2,522,271
4,000,000	Series 2014-1A-DRR (3 mo. Term SOFR + 7.26%, 7.00% Floor)	11.78	%(a)	02/14/2031	4,015,899
1,000,000	Series 2016-1A-DR (3 mo. Term SOFR + 3.11%, 3.11% Floor)	7.77	%(a)	07/15/2030	1,007,461
1,000,000	Series 2016-1A-FR (3 mo. Term SOFR + 8.35%, 8.35% Floor)	13.01	%(a)	07/15/2030	730,107
500,000	Series 2017-1A-CR (3 mo. Term SOFR + 3.56%, 0.00% Floor)	8.18	%(a)	03/17/2030	503,828
2,000,000	Series 2017-1A-SUB	0.00	%(a)(b)(c)(e)	03/17/2030	254,420
1,500,000	Series 2018-1A-D (3 mo. Term SOFR + 5.46%, 5.20% Floor)	10.08	%(a)	01/20/2031	1,478,291
900,000	Series 2018-3A-E (3 mo. Term SOFR + 6.01%, 5.75% Floor)	10.63	%(a)	10/20/2030	907,931
1,000,000	Series 2019-1A-DR (3 mo. Term SOFR + 3.51%, 3.25% Floor)	8.17	%(a)	10/15/2034	1,008,672
	RR Ltd./Cayman Islands
500,000	Series 2017-2A-DR (3 mo. Term SOFR + 6.06%, 5.80% Floor)	10.72	%(a)	04/15/2036	504,523
1,000,000	Series 2019-6A-DR (3 mo. Term SOFR + 6.11%, 5.85% Floor)	10.77	%(a)	04/15/2036	1,005,889
	Sound Point CLO Ltd.
2,500,000	Series 2019-2A-DR (3 mo. Term SOFR + 3.56%, 3.30% Floor)	8.22	%(a)	07/15/2034	2,521,398
2,000,000	Series 2020-1A-DR (3 mo. Term SOFR + 3.61%, 3.61% Floor)	8.23	%(a)	07/20/2034	2,017,695
2,000,000	Series 2021-1A-D (3 mo. Term SOFR + 3.76%, 3.76% Floor)	8.39	%(a)	04/25/2034	2,018,963
	Trimaran CAVU LLC
500,000	Series 2019-2A-C (3 mo. Term SOFR + 4.98%, 4.72% Floor)	9.61	%(a)	11/26/2032	504,037
	Venture CDO Ltd.
500,000	Series 2017-30A-C (3 mo. Term SOFR + 2.21%, 0.00% Floor)	6.87	%(a)	01/15/2031	500,758

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Vibrant CLO Ltd.
500,000	Series 2024-4RA-D1 (3 mo. Term SOFR + 3.75%, 3.75% Floor)	8.35	%(a)	10/20/2037	512,215
	Vibrant Clo X Ltd.
1,000,000	Series 2018-10RA-C1 (3 mo. Term SOFR + 5.00%, 5.00% Floor)	9.62	%(a)	04/20/2036	1,029,251
	Voya CLO Ltd.
1,000,000	Series 2020-1A-DR (3 mo. Term SOFR + 3.36%, 3.10% Floor)	8.01	%(a)	07/16/2034	1,008,680
	Wind River CLO Ltd.
2,500,000	Series 2014-2A-ER (3 mo. Term SOFR + 6.01%, 5.75% Floor)	10.67	%(a)	01/15/2031	2,204,264
1,000,000	Series 2014-3A-DR2 (3 mo. Term SOFR + 3.66%, 3.40% Floor)	8.29	%(a)	10/22/2031	1,007,774
1,000,000	Series 2017-3A-DR (3 mo. Term SOFR + 4.11%, 3.85% Floor)	8.77	%(a)	04/15/2035	1,008,833
1,000,000	Series 2021-3A-D (3 mo. Term SOFR + 3.61%, 3.35% Floor)	8.23	%(a)	07/20/2033	1,008,835
	Total Collateralized Loan Obligations (Cost $82,885,924)				82,959,977
FOREIGN CORPORATE BONDS - 3.3%
236,198	Acu Petroleo Luxembourg Sarl	7.50%		01/13/2032	233,374
169,750	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash	4.63%		10/15/2039	124,830
350,000	AL Candelaria Spain SA	5.75%		06/15/2033	284,672
200,000	Aris Mining Corp.	8.00	%(a)	10/31/2029	198,167
128,626	Autopistas del Sol SA/Costa Rica	7.38%		12/30/2030	127,738
400,000	Banco Davivienda SA (10 yr. CMT Rate + 5.10%)	6.65	%(f)	04/22/2031	344,174
350,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 4.30%)	8.75	%(a)(f)	05/20/2035	349,020
200,000	Bancolombia SA (5 yr. CMT Rate + 4.32%)	8.63%		12/24/2034	209,597
200,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 2.65%)	5.13%		01/18/2033	186,193
250,000	Braskem Idesa SAPI	6.99	%(a)	02/20/2032	184,012
450,000	Braskem Netherlands Finance BV	5.88%		01/31/2050	308,755
250,000	BRF SA	5.75%		09/21/2050	198,016
300,000	Camposol SA	6.00%		02/03/2027	288,529
400,000	Canacol Energy Ltd.	5.75%		11/24/2028	223,136
400,000	CAP SA	3.90%		04/27/2031	322,800
250,000	Comision Federal de Electricidad	5.00%		07/30/2049	200,000
200,000	Coruripe Netherlands BV	10.00%		02/10/2027	200,372
100,000	Cosan Overseas Ltd.	8.25	%(f)	02/05/2025	100,000
400,000	CSN Resources SA	5.88%		04/08/2032	323,166
250,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	215,141
400,000	ENA Master Trust	4.00%		05/19/2048	297,204
200,000	Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/4323 1.50% PIK	11.00	%(a)	09/12/2030	208,500
171,860	Fideicomiso PA Pacifico Tres	8.25%		01/15/2035	171,430
300,000	Frigorifico Concepcion SA	7.70	%(a)	07/21/2028	232,913
235,000	Garda World Security Corp.	8.25	%(a)	08/01/2032	239,105
235,000	Global Aircraft Leasing Co. Ltd.	8.75	%(a)	09/01/2027	239,968
230,000	Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC	9.00	%(a)	02/15/2029	240,409
200,000	Infraestructura Energetica Nova SAPI de CV	4.88%		01/14/2048	149,366
200,000	Infraestructura Energetica Nova SAPI de CV	4.75%		01/15/2051	145,314
140,000	Kronos Acquisition Holdings, Inc.	8.25	%(a)	06/30/2031	133,677
200,000	KUO SAB De CV	5.75%		07/07/2027	194,510
200,000	LD Celulose International GmbH	7.95	%(a)	01/26/2032	200,703
200,000	Minerva Luxembourg SA	4.38%		03/18/2031	167,984
200,000	Movida Europe SA	7.85	%(a)	04/11/2029	176,464
200,000	Movida Europe SA	5.25%		02/08/2031	159,907
300,840	MV24 Capital BV	6.75%		06/01/2034	285,533
143,944	Prumo Participacoes e Investimentos S/A	7.50%		12/31/2031	143,097
200,000	Sasol Financing USA LLC	5.50%		03/18/2031	168,933
450,000	Simpar Europe SA	5.20%		01/26/2031	338,391

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
200,000	Termocandelaria Power SA	7.75	%(a)	09/17/2031	202,412
176,143	TransJamaican Highway Ltd.	5.75%		10/10/2036	165,024
400,000	Unigel Luxembourg SA	8.75	%(d)	10/01/2026	78,612
400,000	UPL Corp. Ltd. (5 yr. CMT Rate + 3.87%)	5.25	%(f)	02/27/2025	360,000
96,653	Vedanta Resources Ltd.	13.88%		12/09/2028	97,149
	Total Foreign Corporate Bonds (Cost $9,637,439)				9,418,297
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 1.4%
400,000	Aeropuerto Internacional de Tocumen SA	5.13%		08/11/2061	290,520
200,000	Banco do Brasil SA/Cayman (10 yr. CMT Rate + 4.40%)	8.75	%(f)	04/15/2025	200,539
450,000	Brazilian Government International Bond	4.75%		01/14/2050	308,054
500,000	Colombia Government International Bond	5.00%		06/15/2045	338,500
200,000	Comision Federal de Electricidad	4.68%		02/09/2051	135,770
250,000	Ecopetrol SA	5.88%		05/28/2045	172,424
250,000	Ecopetrol SA	5.88%		11/02/2051	168,069
400,000	Empresa de Transmision Electrica SA	5.13%		05/02/2049	285,926
200,000	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25	%(a)	01/31/2041	196,140
200,000	Guatemala Government Bond	4.65%		10/07/2041	154,075
500,000	Mexico Government International Bond	3.77%		05/24/2061	284,847
600,000	Panama Government International Bond	3.87%		07/23/2060	315,265
600,000	Petroleos del Peru SA	5.63%		06/19/2047	385,088
800,000	Petroleos Mexicanos	6.38%		01/23/2045	535,844
350,000	Republic of South Africa Government International Bond	5.65%		09/27/2047	262,322
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $4,796,631)				4,033,383
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 27.6%
	ACREC Trust
690,000	Series 2023-FL2-B (1 mo. Term SOFR + 3.48%, 3.48% Floor)	7.88	%(a)	02/19/2038	695,375
	Arbor Realty Trust, Inc.
1,000,000	Series 2022-FL1-C (30 day avg SOFR US + 2.30%, 2.30% Floor)	6.90	%(a)	01/15/2037	996,304
	AREIT Ltd.
1,000,000	Series 2024-CRE9-B (1 mo. Term SOFR + 2.54%, 2.54% Floor)	6.93	%(a)	05/17/2041	1,001,953
	AREIT Trust
1,000,000	Series 2023-CRE8-B (1 mo. Term SOFR + 3.32%, 3.32% Floor)	7.70	%(a)	08/17/2041	1,002,823
200,000	Series 2023-CRE8-D (1 mo. Term SOFR + 5.37%, 5.37% Floor)	9.75	%(a)	08/17/2041	201,102
	BANK
5,843,520	Series 2020-BN26-XF	1.50	%(a)(g)	03/15/2063	352,650
	BANK5 Trust
72,450,428	Series 2023-5YR1-XA	0.27	%(e)(g)	04/15/2056	613,873
18,014,884	Series 2023-5YR4-XA	1.00	%(e)(g)	12/15/2056	606,640
1,242,000	Series 2024-5YR10-D	4.00	%(a)	10/15/2057	1,049,226
	BDS Ltd.
1,200,000	Series 2021-FL9-D (1 mo. Term SOFR + 2.36%, 2.25% Floor)	6.74	%(a)	11/16/2038	1,199,364
1,000,000	Series 2024-FL13-C (1 mo. Term SOFR + 2.59%, 2.59% Floor)	6.96	%(a)	09/19/2039	1,006,769
	Beast Mortgage Trust
1,000,000	Series 2021-1818-G (1 mo. Term SOFR + 6.11%, 6.25% Floor)	10.51	%(a)	03/15/2036	431,275
	Benchmark Mortgage Trust
11,761,673	Series 2018-B1-XA	0.53	%(e)(g)	01/15/2051	153,618
1,398,000	Series 2018-B4-D	2.77	%(a)(e)	07/15/2051	1,118,366
1,000,000	Series 2024-V10-D	4.50	%(a)	09/15/2057	875,894
	Blackstone Mortgage Trust, Inc.
481,424	Series 2021-FL4-A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	5.55	%(a)	05/15/2038	469,454

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	BrightSpire Capital, Inc.
1,200,000	Series 2021-FL1-D (1 mo. Term SOFR + 2.81%, 2.70% Floor)	7.18	%(a)	08/19/2038	1,183,393
1,064,000	Series 2024-FL2-C (1 mo. Term SOFR + 3.54%, 3.54% Floor)	7.91	%(a)	08/19/2037	1,067,137
	BSPRT Co.-Issuer LLC
1,400,000	Series 2023-FL10-AS (1 mo. Term SOFR + 2.86%, 2.86% Floor)	7.26	%(a)	09/15/2035	1,413,580
	BX Trust
1,000,000	Series 2019-OC11-E	3.94	%(a)(e)	12/09/2041	892,203
700,000	Series 2021-ARIA-F (1 mo. Term SOFR + 2.71%, 2.59% Floor)	7.10	%(a)	10/15/2036	698,857
530,000	Series 2024-AIRC-C (1 mo. Term SOFR + 2.59%, 2.59% Floor)	6.99	%(a)	08/15/2039	533,926
	CALI Mortgage Trust
530,000	Series 2024-SUN-C (1 mo. Term SOFR + 2.79%, 2.79% Floor)	7.27	%(a)	07/15/2041	534,318
	Carbon Capital VI Commercial Mortgage Trust
516,671	Series 2019-FL2-B (1 mo. Term SOFR + 2.96%, 2.85% Floor)	7.36	%(a)	10/15/2035	263,260
	Citigroup/Deutsche Bank Commercial Mortgage Trust
13,784,261	Series 2017-CD6-XA	0.89	%(e)(g)	11/13/2050	252,620
	Commercial Mortgage Pass Through Certificates
26,400,000	Series 2014-UBS3-XC	0.90	%(a)(e)(g)	06/10/2047	264
1,288,300	Series 2014-UBS4-F	3.75	%(a)(c)	08/10/2047	56,022
1,397,615	Series 2014-UBS4-G	3.75	%(a)(c)	08/10/2047	1,350
5,000	Series 2014-UBS4-V	0.00	%(a)(c)(e)	08/10/2047	1
27,394,000	Series 2015-CR23-XD	1.10	%(a)(e)(g)	05/10/2048	106,239
5,297,000	Series 2015-CR26-XD	1.21	%(a)(e)(g)	10/10/2048	37,106
59,497,066	Series 2015-LC21-XA	0.60	%(e)(g)	07/10/2048	24,055
	Computershare Corporate Trust
23,293,000	Series 2015-C28-XF	1.08	%(a)(e)(g)	05/15/2048	79,366
747,000	Series 2015-NXS4-D	3.67	%(e)	12/15/2048	670,900
1,044,000	Series 2016-C34-C	5.05	%(e)	06/15/2049	985,193
1,000,000	Series 2016-LC24-C	4.43	%(e)	10/15/2049	861,302
1,000,000	Series 2017-RC1-D	3.25	%(a)	01/15/2060	799,840
44,142,175	Series 2018-C43-XA	0.57	%(e)(g)	03/15/2051	691,779
1,569,000	Series 2019-C50-D	3.00	%(a)	05/15/2052	1,246,328
	CSAIL Commercial Mortgage Trust
885,000	Series 2016-C5-C	4.63	%(e)	11/15/2048	842,179
4,088,534	Series 2016-C6-XA	1.85	%(e)(g)	01/15/2049	56,175
2,000,000	Series 2018-CX12-C	4.72	%(e)	08/15/2051	1,819,389
	DOLP Trust
1,000,000	Series 2021-NYC-F	3.70	%(a)(e)	05/10/2041	660,949
	FIVE Mortgage Trust
583,000	Series 2023-V1-E	6.30	%(a)(e)	02/10/2056	528,147
	FS Rialto
1,199,000	Series 2021-FL3-D (1 mo. Term SOFR + 2.61%, 2.61% Floor)	7.01	%(a)	11/16/2036	1,186,473
1,200,000	Series 2024-FL9-D (1 mo. Term SOFR + 3.94%, 3.94% Floor)	8.31	%(a)	10/19/2039	1,201,368
	Granite Point Mortgage Trust, Inc.
1,000,000	Series 2021-FL4-B (1 mo. Term SOFR + 2.06%, 1.95% Floor)	6.42	%(a)	12/15/2036	963,122
	Great Wolf Trust
1,500,000	Series 2024-WLF2-E (1 mo. Term SOFR + 3.64%)	8.04	%(a)	05/15/2041	1,496,118
	Greystone Commercial Real Estate Notes
800,000	Series 2021-FL3-C (1 mo. Term SOFR + 2.11%, 2.00% Floor)	6.51	%(a)	07/15/2039	796,294
1,000,000	Series 2021-FL3-D (1 mo. Term SOFR + 2.31%, 2.20% Floor)	6.71	%(a)	07/15/2039	994,474
	GS Mortgage Securities Corp. II
1,304,000	Series 2014-GC26-D	4.44	%(a)(e)	11/10/2047	814,876
1,744,000	Series 2015-GC28-D	4.34	%(a)(e)	02/10/2048	1,653,413
74,464,431	Series 2018-GS9-XA	0.41	%(e)(g)	03/10/2051	838,864
1,000,000	Series 2021-ARDN-G (1 mo. Term SOFR + 5.11%, 5.00% Floor)	9.51	%(a)	11/15/2036	993,445
	HGI CRE CLO Ltd.
1,100,000	Series 2021-FL1-D (1 mo. Term SOFR + 2.46%, 2.46% Floor)	6.86	%(a)	06/16/2036	1,093,898
1,000,000	Series 2022-FL3-B (30 day avg SOFR US + 2.60%, 2.60% Floor)	7.20	%(a)	04/20/2037	1,003,698
	HIG RCP LLC
1,400,000	Series 2023-FL1-B (1 mo. Term SOFR + 3.61%, 3.61% Floor)	8.01	%(a)	09/19/2038	1,418,677
	JP Morgan Chase Commercial Mortgage Securities
1,175,000	Series 2018-AON-F	4.61	%(a)(e)	07/05/2031	186,158

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,153,000	Series 2019-MFP-G (1 mo. Term SOFR + 4.10%, 4.05% Floor)	8.50	%(a)	07/15/2036	1,108,352
1,153,000	Series 2019-MFP-XG	0.50	%(a)(e)(g)	07/15/2036	4,882
	JPMBB Commercial Mortgage Securities Trust
8,244,746	Series 2013-C14-XC	0.44	%(a)(e)(g)	08/15/2046	30,304
1,641,674	Series 2014-C19-NR	3.75	%(a)(c)(e)	04/15/2047	1,062,595
514,541	Series 2014-C26-XA	0.57	%(e)(g)	01/15/2048	5
500,000	Series 2015-C27-D	3.79	%(a)(e)	02/15/2048	129,157
180,000	Series 2015-C29-C	4.18	%(e)	05/15/2048	155,410
20,920,000	Series 2015-C29-XE	0.28	%(a)(e)(g)	05/15/2048	24,054
16,358,000	Series 2015-C32-XD	0.50	%(a)(e)(g)	11/15/2048	39,989
	KKR Industrial Portfolio Trust
600,000	Series 2024-1-C (1 mo. Term SOFR + 2.84%, 2.84% Floor)	7.24	%(a)	08/15/2041	603,467
	KREF
1,000,000	Series 2021-FL2-C (1 mo. Term SOFR + 2.11%, 2.00% Floor)	6.50	%(a)	02/15/2039	975,860
	LSTAR Commercial Mortgage Trust
2,795,340	Series 2016-4-XA	1.67	%(a)(e)(g)	03/10/2049	26,651
1,000,000	Series 2017-5-C	4.67	%(a)(e)	03/10/2050	872,783
	MF1 Multifamily Housing Mortgage Loan Trust
1,352,581	Series 2021-FL6-C (1 mo. Term SOFR + 1.96%, 1.85% Floor)	6.34	%(a)	07/16/2036	1,325,400
780,000	Series 2021-FL6-E (1 mo. Term SOFR + 3.06%, 2.95% Floor)	7.44	%(a)	07/16/2036	760,170
1,000,000	Series 2021-FL7-E (1 mo. Term SOFR + 2.91%, 2.80% Floor)	7.29	%(a)	10/16/2036	957,127
1,000,000	Series 2023-FL12-B (1 mo. Term SOFR + 3.18%, 3.18% Floor)	7.54	%(a)	10/19/2038	1,004,881
1,000,000	Series 2023-FL12-C (1 mo. Term SOFR + 3.78%, 3.78% Floor)	8.14	%(a)	10/19/2038	1,006,235
1,000,000	Series 2023-FL12-D (1 mo. Term SOFR + 5.27%, 5.27% Floor)	9.64	%(a)	10/19/2038	1,012,905
1,000,000	Series 2024-FL14-C (1 mo. Term SOFR + 3.29%, 3.29% Floor)	7.66	%(a)	03/19/2039	1,008,169
1,000,000	Series 2024-FL15-C (1 mo. Term SOFR + 2.94%, 2.94% Floor)	7.32	%(a)	08/18/2041	1,005,358
1,240,000	Series 2024-FL16-D (1 mo. Term SOFR + 3.59%, 3.59% Floor)	7.97	%(a)	11/18/2029	1,243,064
	Morgan Stanley Bank of America Merrill Lynch Trust
500,000	Series 2014-C19-C	4.00%		12/15/2047	478,454
	NYT Mortgage Trust
1,012,000	Series 2019-NYT-F (1 mo. Term SOFR + 3.30%, 3.00% Floor)	7.70	%(a)	12/15/2035	832,053
	PFP III Ltd.
986,000	Series 2021-8-C (1 mo. Term SOFR + 1.91%, 1.80% Floor)	6.31	%(a)	08/09/2037	988,325
995,530	Series 2024-11-B (1 mo. Term SOFR + 2.49%, 2.49% Floor)	6.97	%(a)	09/17/2039	997,370
	Ready Capital Corp.
623,021	Series 2021-FL5-C (1 mo. Term SOFR + 2.36%, 2.25% Floor)	6.70	%(a)	04/25/2038	625,341
1,100,000	Series 2021-FL6-D (1 mo. Term SOFR + 2.51%, 2.40% Floor)	6.85	%(a)	07/25/2036	1,100,774
1,250,000	Series 2023-FL11-B (1 mo. Term SOFR + 3.53%, 3.53% Floor)	7.87	%(a)	10/25/2039	1,262,955
1,000,000	Series 2023-FL12-C (1 mo. Term SOFR + 4.55%, 4.55% Floor)	8.88	%(a)	05/25/2038	1,018,200
	ROCK Trust
319,000	Series 2024-CNTR-D	7.11	%(a)	11/13/2041	324,557
	Starwood Property Mortgage Trust
1,380,000	Series 2019-FL1-B (1 mo. Term SOFR + 1.71%, 1.71% Floor)	6.11	%(a)	07/15/2038	1,367,649
1,305,000	Series 2019-FL1-C (1 mo. Term SOFR + 2.06%, 2.06% Floor)	6.46	%(a)	07/15/2038	1,291,352
1,000,000	Series 2019-FL1-D (1 mo. Term SOFR + 2.46%, 2.46% Floor)	6.86	%(a)	07/15/2038	984,817
1,200,000	Series 2021-FL2-C (1 mo. Term SOFR + 2.21%, 2.10% Floor)	6.59	%(a)	04/18/2038	1,174,752
2,500,000	Series 2022-FL3-B (30 day avg SOFR US + 1.95%, 1.95% Floor)	6.55	%(a)	11/15/2038	2,444,455
	TPG Real Estate Finance Issuer Ltd.
1,000,000	Series 2021-FL4-B (1 mo. Term SOFR + 1.96%, 1.85% Floor)	6.35	%(a)	03/15/2038	994,027
758,000	Series 2022-FL5-AS (1 mo. Term SOFR + 2.15%, 2.15% Floor)	6.53	%(a)	02/15/2039	754,459
1,100,000	Series 2022-FL5-B (1 mo. Term SOFR + 2.45%, 2.45% Floor)	6.83	%(a)	02/15/2039	1,093,050
	UBS Commercial Mortgage Trust
1,000,000	Series 2018-C12-C	5.02	%(e)	08/15/2051	903,579
	UBS-Barclays Commercial Mortgage Trust
1,420,000	Series 2013-C5-C	3.72	%(a)(e)	03/10/2046	1,233,824

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
824,000	Series 2013-C5-D	3.72	%(a)(e)	03/10/2046	616,655
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $92,332,767)				77,564,908
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 15.4%
	Adjustable Rate Mortgage Trust
1,135,506	Series 2006-1-2A1	5.54	%(e)	03/25/2036	565,995
	Barclays PLC
8,474,253	Series 2007-AB1-A5	4.47	%(h)	03/25/2037	3,275,185
469,960	Series 2010-RR6-6A2	9.30	%(a)(e)	07/26/2037	226,698
	Chase Mortgage Finance Corp.
1,276,366	Series 2007-S1-A7	6.00%		02/25/2037	486,258
1,359,464	Series 2007-S3-1A5	6.00%		05/25/2037	593,573
	Citigroup Financial Products, Inc.
253,399	Series 2006-8-A4 (-3 x 1 mo. LIBOR US + 19.66%, 0.00% Floor, 19.66% Cap)	6.02	%(a)(i)(j)	10/25/2035	169,602
	Countrywide Alternative Loan Trust
545,845	Series 2005-85CB-2A5 (1 mo. Term SOFR + 1.21%, 1.10% Floor, 7.00% Cap)	5.55%		02/25/2036	427,430
115,274	Series 2005-85CB-2A6 (-4 x 1 mo. Term SOFR + 21.21%, 0.00% Floor, 21.63% Cap)	5.30	%(i)	02/25/2036	80,882
	Countrywide Home Loan Mortgage Pass Through Trust
1,278,909	Series 2007-4-1A35 (-1 x 1 mo. Term SOFR + 6.59%, 0.00% Floor, 6.70% Cap)	2.25	%(g)(i)	05/25/2037	153,664
	Credit Suisse Management LLC
1,656,731	Series 2005-11-7A1	6.00%		12/25/2035	844,119
	Credit Suisse Mortgage Capital Certificates
3,109,408	Series 2006-5-3A3	6.50%		06/25/2036	490,163
258,338	Series 2006-9-2A1	5.50%		11/25/2036	221,640
149,918	Series 2006-9-6A14	6.00%		11/25/2036	106,830
	Fannie Mae Connecticut Avenue Securities
2,996,000	Series 2021-R01-1B2 (30 day avg SOFR US + 6.00%, 0.00% Floor)	10.57	%(a)	10/25/2041	3,151,924
3,000,000	Series 2022-R01-1B2 (30 day avg SOFR US + 6.00%, 0.00% Floor)	10.57	%(a)	12/25/2041	3,163,222
	Freddie Mac Structured Agency Credit Risk Debt Notes
3,000,000	Series 2020-HQA2-B2 (30 day avg SOFR US + 7.71%, 0.00% Floor)	12.28	%(a)	03/25/2050	3,624,901
2,000,000	Series 2021-DNA2-B2 (30 day avg SOFR US + 6.00%, 0.00% Floor)	10.57	%(a)	08/25/2033	2,391,072
3,000,000	Series 2021-DNA6-B2 (30 day avg SOFR US + 7.50%, 0.00% Floor)	12.07	%(a)	10/25/2041	3,231,459
1,200,000	Series 2021-DNA7-M2 (30 day avg SOFR US + 1.80%, 0.00% Floor)	6.37	%(a)	11/25/2041	1,212,102
2,000,000	Series 2021-HQA2-B2 (30 day avg SOFR US + 5.45%, 0.00% Floor)	10.02	%(a)	12/25/2033	2,299,607
3,000,000	Series 2021-HQA3-B2 (30 day avg SOFR US + 6.25%, 0.00% Floor)	10.82	%(a)	09/25/2041	3,152,395
	Indymac Index Mortgage Loan Trust
865,624	Series 2005-AR23-6A1	4.16	%(e)	11/25/2035	801,742
	JP Morgan Alternative Loan Trust
57,627	Series 2006-S1-2A5	5.50%		02/25/2025	45,524
	JP Morgan Reremic
910,335	Series 2011-1-2A10	6.00	%(a)(e)	06/26/2037	723,287
	Lehman Mortgage Trust
140,509	Series 2007-10-1A1	6.00%		01/25/2038	134,048
1,162,270	Series 2007-4-1A3	5.75%		05/25/2037	534,873
	RALI Trust
460,613	Series 2005-QS14-3A1	6.00%		09/25/2035	394,791
1,095,580	Series 2006-QS7-A3	6.00%		06/25/2036	845,393
358,167	Series 2007-QS1-1A1	6.00%		01/25/2037	277,020
583,961	Series 2007-QS6-A1 (1 mo. Term SOFR + 0.44%, 0.33% Floor, 7.00% Cap)	4.78%		04/25/2037	433,891
618,235	Series 2007-QS6-A102	5.75%		04/25/2037	490,588

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
133,029	Series 2007-QS6-A2 (-8 x 1 mo. Term SOFR + 54.63%, 0.00% Floor, 55.58% Cap)	18.47	%(i)	04/25/2037	155,069
	RBSGC Mortgage Pass Through Certificates
605,306	Series 2008-B-A1	6.00	%(a)	06/25/2037	513,924
	Residential Asset Securitization Trust
1,645,752	Series 2006-A6-1A12 (-1 x 1 mo. Term SOFR + 6.99%, 0.00% Floor, 7.10% Cap)	2.65	%(g)(i)	07/25/2036	176,155
1,627,226	Series 2006-A6-1A9	6.00%		07/25/2036	426,684
	RFMSI Trust
367,609	Series 2007-S2-A4	6.00%		02/25/2037	273,533
	Structured Adjustable Rate Mortgage Loan Trust
311,473	Series 2006-1-2A2	5.29	%(e)	02/25/2036	275,916
	Velocity Commercial Capital Loan Trust
344,674	Series 2018-1-M4	5.01	%(a)	04/25/2048	302,244
256,243	Series 2018-1-M5	6.26	%(a)	04/25/2048	223,416
364,718	Series 2018-1-M6	7.26	%(a)	04/25/2048	304,434
	Vericrest Opportunity Loan Transferee
5,231,551	Series 2021-NPL3-A2	4.95	%(a)(h)(k)	02/27/2051	5,216,412
	Washington Mutual Alternative Mortgage Pass-Through Certificates
3,007,853	Series 2006-8-A4	4.12	%(h)	10/25/2036	1,020,615
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $53,610,667)				43,438,280
US CORPORATE BONDS - 1.4%
250,000	Allied Universal Holdco LLC	7.88	%(a)	02/15/2031	255,832
115,000	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.	7.00	%(a)	04/15/2030	102,146
30,000	APH / APH2 / APH3	7.88	%(a)	11/01/2029	30,434
140,000	Bausch + Lomb Corp.	8.38	%(a)	10/01/2028	145,075
245,000	BCPE Empire Holdings, Inc.	7.63	%(a)	05/01/2027	244,413
75,000	Cornerstone Building Brands, Inc.	9.50	%(a)	08/15/2029	73,088
50,000	Dcli Bidco LLC	7.75	%(a)	11/15/2029	51,311
90,000	Directv Financing LLC	8.88	%(a)	02/01/2030	88,668
60,000	Dornoch Debt Merger Sub, Inc.	6.63	%(a)	10/15/2029	48,665
45,000	EchoStar Corp.	10.75%		11/30/2029	48,436
115,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.	6.75	%(a)	01/15/2030	106,190
235,000	Frontier Communications Holdings LLC	8.63	%(a)	03/15/2031	250,140
145,000	Full House Resorts, Inc.	8.25	%(a)	02/15/2028	144,601
135,000	Gray Television, Inc.	10.50	%(a)	07/15/2029	135,139
235,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.	9.00	%(a)	07/01/2028	238,172
75,000	JetBlue Airways Corp. / JetBlue Loyalty LP	9.88	%(a)	09/20/2031	79,765
135,000	Level 3 Financing, Inc.	10.50	%(a)	04/15/2029	151,119
225,000	LifePoint Health, Inc.	10.00	%(a)	06/01/2032	229,049
55,000	Mativ Holdings, Inc.	8.00	%(a)	10/01/2029	53,045
150,000	McAfee Corp.	7.38	%(a)	02/15/2030	145,874
135,000	Michaels Cos., Inc.	5.25	%(a)	05/01/2028	102,082
90,000	Nabors Industries, Inc.	8.88	%(a)	08/15/2031	83,663
250,000	PetSmart, Inc. / PetSmart Finance Corp.	7.75	%(a)	02/15/2029	241,969
152,625	Radiology Partners, Inc. 4.28% Cash or 3.50% PIK	7.78	%(a)	01/31/2029	150,908
70,000	Sabre GLBL, Inc.	8.63	%(a)	06/01/2027	69,107
30,000	Sabre GLBL, Inc.	10.75	%(a)	11/15/2029	31,062
25,000	Staples, Inc.	10.75	%(a)	09/01/2029	24,626
215,000	Trident TPI Holdings, Inc.	12.75	%(a)	12/31/2028	237,433
105,000	United Natural Foods, Inc.	6.75	%(a)	10/15/2028	103,591
90,000	Univision Communications, Inc.	8.50	%(a)	07/31/2031	88,360
25,000	Veritiv Operating Co.	10.50	%(a)	11/30/2030	26,956
230,000	Victra Holdings LLC / Victra Finance Corp.	8.75	%(a)	09/15/2029	241,590
	Total US Corporate Bonds (Cost $3,973,007)				4,022,509

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 19.7%
	Federal Home Loan Mortgage Corp.
29,629,406	Series 2021-P009-X	1.34	%(e)(g)	01/25/2031	968,357
247,848	Series 3211-SI (-4 x 30 day avg SOFR US + 27.18%, 0.00% Floor, 27.67% Cap)	7.85	%(g)(i)	09/15/2036	89,336
564,658	Series 3236-ES (-1 x 30 day avg SOFR US + 6.59%, 0.00% Floor, 6.70% Cap)	1.99	%(g)(i)	11/15/2036	48,150
350,216	Series 3256-S (-1 x 30 day avg SOFR US + 6.58%, 0.00% Floor, 6.69% Cap)	1.98	%(g)(i)	12/15/2036	34,317
206,644	Series 3292-SD (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	1.39	%(g)(i)	03/15/2037	13,311
2,194,851	Series 3297-BI (-1 x 30 day avg SOFR US + 6.65%, 0.00% Floor, 6.76% Cap)	2.05	%(g)(i)	04/15/2037	223,425
1,897,168	Series 3311-BI (-1 x 30 day avg SOFR US + 6.65%, 0.00% Floor, 6.76% Cap)	2.05	%(g)(i)	05/15/2037	150,335
1,567,285	Series 3311-IA (-1 x 30 day avg SOFR US + 6.30%, 0.00% Floor, 6.41% Cap)	1.70	%(g)(i)	05/15/2037	154,640
334,439	Series 3314-SH (-1 x 30 day avg SOFR US + 6.29%, 0.00% Floor, 6.40% Cap)	1.69	%(g)(i)	11/15/2036	26,760
160,916	Series 3330-KS (-1 x 30 day avg SOFR US + 6.44%, 0.00% Floor, 6.55% Cap)	1.84	%(g)(i)	06/15/2037	8,720
30,354	Series 3339-AI (-1 x 30 day avg SOFR US + 6.44%, 0.00% Floor, 6.55% Cap)	1.84	%(g)(i)	07/15/2037	2,296
1,112,293	Series 3339-TI (-1 x 30 day avg SOFR US + 6.03%, 0.00% Floor, 6.14% Cap)	1.43	%(g)(i)	07/15/2037	94,179
338,409	Series 3374-SD (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)	1.74	%(g)(i)	10/15/2037	23,714
93,542	Series 3382-SU (-1 x 30 day avg SOFR US + 6.19%, 0.00% Floor, 6.30% Cap)	1.59	%(g)(i)	11/15/2037	5,846
1,946,682	Series 3404-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.29	%(g)(i)	01/15/2038	163,809
81,572	Series 3423-GS (-1 x 30 day avg SOFR US + 5.54%, 0.00% Floor, 5.65% Cap)	0.94	%(g)(i)	03/15/2038	4,698
1,432,028	Series 3435-S (-1 x 30 day avg SOFR US + 5.87%, 0.00% Floor, 5.98% Cap)	1.27	%(g)(i)	04/15/2038	116,306
71,713	Series 3508-PS (-1 x 30 day avg SOFR US + 6.54%, 0.00% Floor, 6.65% Cap)	1.94	%(g)(i)	02/15/2039	4,710
474,819	Series 3728-SV (-1 x 30 day avg SOFR US + 4.34%, 0.00% Floor, 4.45% Cap)	0.00	%(g)(i)	09/15/2040	9,233
4,418,807	Series 3736-SN (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.34	%(g)(i)	10/15/2040	342,617
1,525,717	Series 3753-SB (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.29	%(g)(i)	11/15/2040	119,991
1,764,167	Series 3780-SM (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)	1.79	%(g)(i)	12/15/2040	163,610
629,952	Series 3815-ST (-1 x 30 day avg SOFR US + 5.74%, 0.00% Floor, 5.85% Cap)	1.14	%(g)(i)	02/15/2041	44,730
1,154,022	Series 3905-SC (-5 x 30 day avg SOFR US + 22.18%, 0.00% Floor, 22.75% Cap)	0.00	%(i)	08/15/2041	1,075,525
645,607	Series 3924-SJ (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.29	%(g)(i)	09/15/2041	48,008
1,302,404	Series 3960-ES (-1 x 30 day avg SOFR US + 5.84%, 0.00% Floor, 5.95% Cap)	1.24	%(g)(i)	11/15/2041	98,817
1,444,174	Series 4291-MS (-1 x 30 day avg SOFR US + 5.79%, 0.00% Floor, 5.90% Cap)	1.19	%(g)(i)	01/15/2054	135,309
35,552	Series 4610-IB	3.00	%(g)	06/15/2041	150
6,163,773	Series 5083-IH	2.50	%(g)	03/25/2051	934,667
11,479,377	Series 5100-DS (-1 x 30 day avg SOFR US + 2.50%, 0.00% Floor, 2.50% Cap)	0.00	%(g)(i)	05/25/2051	23,948
9,103,566	Series 5112-SC (-1 x 30 day avg SOFR US + 2.50%, 0.00% Floor, 2.50% Cap)	0.00	%(g)(i)	06/25/2051	22,180
	Federal National Mortgage Association
25,269	Series 2005-72-WS (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	2.07	%(g)(i)	08/25/2035	1,687
50,040	Series 2005-90-SP (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	2.07	%(g)(i)	09/25/2035	239

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
209,767	Series 2006-117-SQ (-1 x 30 day avg SOFR US + 6.44%, 0.00% Floor, 6.55% Cap)	1.87	%(g)(i)	12/25/2036	14,027
71,044	Series 2006-119-HS (-1 x 30 day avg SOFR US + 6.54%, 0.00% Floor, 6.65% Cap)	1.97	%(g)(i)	12/25/2036	5,922
2,018,872	Series 2006-123-CI (-1 x 30 day avg SOFR US + 6.63%, 0.00% Floor, 6.74% Cap)	2.06	%(g)(i)	01/25/2037	217,893
1,045,993	Series 2007-15-BI (-1 x 30 day avg SOFR US + 6.59%, 0.00% Floor, 6.70% Cap)	2.02	%(g)(i)	03/25/2037	91,235
193,442	Series 2007-20-S (-1 x 30 day avg SOFR US + 6.63%, 0.00% Floor, 6.74% Cap)	2.06	%(g)(i)	03/25/2037	11,344
101,912	Series 2007-21-SD (-1 x 30 day avg SOFR US + 6.37%, 0.00% Floor, 6.48% Cap)	1.80	%(g)(i)	03/25/2037	8,019
529,069	Series 2007-30-IE (-1 x 30 day avg SOFR US + 6.63%, 0.00% Floor, 6.74% Cap)	2.06	%(g)(i)	04/25/2037	60,172
1,266,780	Series 2007-32-SA (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	1.42	%(g)(i)	04/25/2037	98,541
442,869	Series 2007-40-SA (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	1.42	%(g)(i)	05/25/2037	32,055
93,174	Series 2007-48-SE (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	1.42	%(g)(i)	05/25/2037	4,930
147,282	Series 2007-64-LI (-1 x 30 day avg SOFR US + 6.45%, 0.00% Floor, 6.56% Cap)	1.88	%(g)(i)	07/25/2037	10,237
54,375	Series 2007-68-SA (-1 x 30 day avg SOFR US + 6.54%, 0.00% Floor, 6.65% Cap)	1.97	%(g)(i)	07/25/2037	4,316
2,695,057	Series 2007-75-PI (-1 x 30 day avg SOFR US + 6.43%, 0.00% Floor, 6.54% Cap)	1.86	%(g)(i)	08/25/2037	238,611
1,336,388	Series 2008-33-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.32	%(g)(i)	04/25/2038	111,925
1,175,288	Series 2008-42-SC (-1 x 30 day avg SOFR US + 5.79%, 0.00% Floor, 5.90% Cap)	1.22	%(g)(i)	05/25/2038	81,908
304,063	Series 2008-5-GS (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	1.57	%(g)(i)	02/25/2038	25,829
692,942	Series 2008-62-SD (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.37	%(g)(i)	07/25/2038	49,704
521,848	Series 2008-68-SB (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	1.42	%(g)(i)	08/25/2038	36,272
72,339	Series 2009-111-SE (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	1.57	%(g)(i)	01/25/2040	6,955
397,535	Series 2009-12-CI (-1 x 30 day avg SOFR US + 6.49%, 0.00% Floor, 6.60% Cap)	1.92	%(g)(i)	03/25/2036	28,066
77,001	Series 2009-47-SA (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	1.42	%(g)(i)	07/25/2039	4,134
95,819	Series 2009-48-WS (-1 x 30 day avg SOFR US + 5.84%, 0.00% Floor, 5.95% Cap)	1.27	%(g)(i)	07/25/2039	7,228
55,117	Series 2009-67-SA (-1 x 30 day avg SOFR US + 5.04%, 0.25% Floor, 5.15% Cap)	0.47	%(g)(i)	07/25/2037	2,281
278,824	Series 2009-87-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.32	%(g)(i)	11/25/2049	24,111
3,322,759	Series 2009-90-QI (-1 x 30 day avg SOFR US + 6.49%, 0.00% Floor, 6.60% Cap)	1.92	%(g)(i)	08/25/2036	293,055
408,063	Series 2009-91-SD (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	1.47	%(g)(i)	11/25/2039	33,581
77,235	Series 2010-11-SC (-1 x 30 day avg SOFR US + 4.69%, 0.00% Floor, 4.80% Cap)	0.12	%(g)(i)	02/25/2040	3,632
82,020	Series 2010-115-SD (-1 x 30 day avg SOFR US + 6.49%, 0.00% Floor, 6.60% Cap)	1.92	%(g)(i)	11/25/2039	6,853
2,657,840	Series 2010-142-SC (-1 x 30 day avg SOFR US + 6.49%, 0.00% Floor, 6.60% Cap)	1.92	%(g)(i)	12/25/2040	283,965
416,184	Series 2010-15-SL (-1 x 30 day avg SOFR US + 4.84%, 0.00% Floor, 4.95% Cap)	0.27	%(g)(i)	03/25/2040	13,002
154,113	Series 2010-19-SA (-1 x 30 day avg SOFR US + 5.29%, 0.00% Floor, 5.40% Cap)	0.72	%(g)(i)	03/25/2050	9,991
343,173	Series 2010-31-SB (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	0.32	%(g)(i)	04/25/2040	20,524
584,784	Series 2010-39-SL (-1 x 30 day avg SOFR US + 5.56%, 0.00% Floor, 5.67% Cap)	0.99	%(g)(i)	05/25/2040	41,440
87,817	Series 2010-8-US (-1 x 30 day avg SOFR US + 4.69%, 0.00% Floor, 4.80% Cap)	0.12	%(g)(i)	02/25/2040	2,008

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
98,807	Series 2010-9-GS (-1 x 30 day avg SOFR US + 4.64%, 0.00% Floor, 4.75% Cap)	0.07	%(g)(i)	02/25/2040	3,144
510,096	Series 2011-114-S (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.32	%(g)(i)	09/25/2039	45,860
803,216	Series 2011-146-US (-1 x 30 day avg SOFR US + 6.84%, 0.00% Floor, 7.00% Cap)	0.44	%(i)	01/25/2042	499,184
135,516	Series 2012-29-SG (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.32	%(g)(i)	04/25/2042	10,144
1,004,035	Series 2012-56-SN (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.37	%(g)(i)	06/25/2042	80,094
1,192,882	Series 2012-76-SC (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.32	%(g)(i)	07/25/2042	113,305
1,386,415	Series 2013-83-US (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	0.32	%(i)	08/25/2043	885,617
3,452,902	Series 2016-64-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.32	%(g)(i)	09/25/2046	342,174
14,244,243	Series 2019-M26-X1	0.60	%(e)(g)	03/25/2030	288,483
2,965,575	Series 2020-61-DI	3.00	%(g)	09/25/2060	469,604
13,145,072	Series 2020-M27-X1	0.85	%(e)(g)	03/25/2031	401,043
14,529,119	Series 2021-17-SA (-1 x 30 day avg SOFR US + 2.00%, 0.00% Floor, 2.00% Cap)	0.00	%(g)(i)	04/25/2051	4,129
4,628,422	Series 2021-3-KI	2.50	%(g)	02/25/2051	671,958
4,098,868	Series 2021-56-WI	2.50	%(g)	09/25/2051	555,756
124,182	Series 374-19	6.50	%(g)	09/25/2036	22,651
	FREMF Mortgage Trust
543,955	Series 2016-KF25-B (30 day avg SOFR US + 5.11%, 5.00% Floor)	9.78	%(a)	02/24/2025	542,952
695,146	Series 2018-KF56-C (30 day avg SOFR US + 5.91%, 5.80% Floor)	10.58	%(a)	11/25/2028	614,550
1,120,088	Series 2019-KF71-C (30 day avg SOFR US + 6.11%, 6.00% Floor)	10.78	%(a)	10/25/2029	1,081,104
	Government National Mortgage Association
322,426	Series 2009-104-SD (-1 x 1 mo. Term SOFR + 6.24%, 0.00% Floor, 6.35% Cap)	1.84	%(g)(i)	11/16/2039	28,040
31,053	Series 2010-98-IA	5.34	%(e)(g)	03/20/2039	905
342,899	Series 2011-69-SB (-1 x 1 mo. Term SOFR + 5.24%, 0.00% Floor, 5.35% Cap)	0.87	%(g)(i)	05/20/2041	19,781
570,865	Series 2011-71-SG (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	0.92	%(g)(i)	05/20/2041	42,027
611,569	Series 2011-72-AS (-1 x 1 mo. Term SOFR + 5.27%, 0.00% Floor, 5.38% Cap)	0.90	%(g)(i)	05/20/2041	40,030
729,300	Series 2011-89-SA (-1 x 1 mo. Term SOFR + 5.34%, 0.00% Floor, 5.45% Cap)	0.97	%(g)(i)	06/20/2041	54,166
5,117,695	Series 2012-26-SP (-1 x 1 mo. Term SOFR + 6.54%, 0.00% Floor, 6.65% Cap)	2.17	%(g)(i)	02/20/2042	586,831
378,971	Series 2012-34-LI (-20 x 1 mo. Term SOFR + 119.71%, 0.00% Floor, 6.00% Cap)	6.00	%(g)(i)	12/16/2039	80,268
3,906,729	Series 2013-119-TZ	3.00%		08/20/2043	3,436,143
2,229,847	Series 2014-39-SK (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	1.72	%(g)(i)	03/20/2044	236,608
3,924,605	Series 2014-59-DS (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	1.74	%(g)(i)	04/16/2044	347,505
3,530,400	Series 2014-63-SD (-1 x 1 mo. Term SOFR + 5.44%, 0.00% Floor, 5.55% Cap)	1.07	%(g)(i)	04/20/2044	366,028
1,539,382	Series 2014-69-ST (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)	1.59	%(g)(i)	12/16/2039	136,092
2,299,240	Series 2015-148-BS (-1 x 1 mo. Term SOFR + 5.58%, 0.00% Floor, 5.69% Cap)	1.21	%(g)(i)	10/20/2045	202,200
6,498,635	Series 2015-158-SK (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	1.72	%(g)(i)	11/20/2045	752,085
7,404,258	Series 2018-111-SA (-1 x 1 mo. Term SOFR + 4.44%, 0.00% Floor, 4.55% Cap)	0.07	%(g)(i)	08/20/2048	289,066
21,254,136	Series 2018-48-SD (-1 x 1 mo. Term SOFR + 3.79%, 0.00% Floor, 3.90% Cap)	0.00	%(g)(i)	04/20/2048	368,923
6,356,228	Series 2020-115-SC (-1 x 1 mo. Term SOFR + 4.09%, 0.00% Floor, 4.20% Cap)	0.00	%(g)(i)	08/20/2050	189,288
9,071,489	Series 2020-129-IW	2.50	%(g)	09/20/2050	1,226,637

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
5,067,575	Series 2020-129-SE (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00	%(g)(i)	09/20/2050	68,553
15,166,736	Series 2020-138-IC	3.50	%(g)	08/20/2050	2,743,550
5,656,216	Series 2020-138-IL	3.50	%(g)	09/20/2050	960,935
9,515,511	Series 2020-173-MI	2.50	%(g)	11/20/2050	1,448,582
7,127,314	Series 2020-175-KI	2.50	%(g)	11/20/2050	1,023,661
2,753,675	Series 2020-187-SB (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.82	%(g)(i)	12/20/2050	355,966
4,422,357	Series 2020-196-DI	2.50	%(g)	12/20/2050	619,055
7,808,413	Series 2021-107-IL	3.00	%(g)	06/20/2051	1,273,138
6,306,997	Series 2021-107-SA (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00	%(g)(i)	06/20/2051	150,730
3,862,016	Series 2021-116-XI	3.50	%(g)	03/20/2051	729,111
3,395,810	Series 2021-125-AS (-1 x 30 day avg SOFR US + 3.25%, 0.00% Floor, 3.25% Cap)	0.00	%(g)(i)	07/20/2051	31,008
6,684,903	Series 2021-130-DI	3.00	%(g)	07/20/2051	1,066,671
9,536,394	Series 2021-15-PI	3.00	%(g)	01/20/2051	1,480,797
6,639,795	Series 2021-158-SA (-1 x 30 day avg SOFR US + 3.70%, 0.00% Floor, 3.70% Cap)	0.00	%(g)(i)	09/20/2051	153,479
16,449,761	Series 2021-194-IN	3.00	%(g)	11/20/2051	2,724,888
10,964,916	Series 2021-209-MI	3.00	%(g)	11/20/2051	1,875,774
12,828,031	Series 2021-221-SC (-1 x 30 day avg SOFR US + 3.80%, 0.00% Floor, 3.80% Cap)	0.00	%(g)(i)	12/20/2051	224,583
9,472,537	Series 2021-221-SD (-1 x 30 day avg SOFR US + 3.80%, 0.00% Floor, 3.80% Cap)	0.00	%(g)(i)	12/20/2051	204,305
9,993,701	Series 2021-24-XI	2.00	%(g)	02/20/2051	1,232,783
8,148,533	Series 2021-46-DS (-1 x 1 mo. Term SOFR + 2.69%, 0.00% Floor, 2.80% Cap)	0.00	%(g)(i)	03/20/2051	48,410
4,339,739	Series 2021-58-SJ (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.82	%(g)(i)	04/20/2051	489,169
35,143,124	Series 2021-59-S (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	%(g)(i)	04/20/2051	91,811
6,903,675	Series 2021-7-IQ	2.50	%(g)	01/20/2051	993,700
13,846,379	Series 2021-73-LS (-1 x 30 day avg SOFR US + 2.50%, 0.50% Floor, 2.50% Cap)	0.50	%(g)(i)	04/20/2051	321,966
7,292,798	Series 2021-77-IH	2.50	%(g)	05/20/2051	796,607
12,595,158	Series 2021-78-SC (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	%(g)(i)	05/20/2051	35,057
24,894,223	Series 2021-9-MI	2.50	%(g)	01/20/2051	3,683,178
13,748,421	Series 2021-97-SA (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	%(g)(i)	06/20/2051	91,923
9,484,960	Series 2021-H04-BI	0.36	%(e)(g)	02/01/2071	466,541
10,774,297	Series 2021-H07-AI	0.92	%(e)(g)	05/20/2071	605,611
14,708,125	Series 2022-22-SA (-1 x 30 day avg SOFR US + 3.60%, 0.00% Floor, 3.60% Cap)	0.00	%(g)(i)	08/20/2050	209,528
5,949,981	Series 2022-25-EI	3.00	%(g)	02/20/2052	897,274
33,601,569	Series 2022-83-IO	2.50	%(g)	11/20/2051	4,943,207
7,549,623	Series 2024-13-IA	3.00	%(g)	05/20/2051	1,271,520
	Total US Government and Agency Mortgage Backed Obligations (Cost $62,312,233)				55,384,832
US GOVERNMENT AND AGENCY OBLIGATIONS - 2.1%
5,950,000	United States Treasury Note/Bond	0.25%		08/31/2025	5,795,232
	Total US Government and Agency Obligations (Cost $5,768,249)				5,795,232
COMMON STOCKS - 0.0%(l)
20,051	JOANN, Inc.(c)(m)				—
2,528	Riverbed - Class B(c)(m)				25
	Total Common Stocks (Cost $–)				25
SHORT TERM INVESTMENTS - 2.4%
2,262,570	First American Government Obligations Fund - U	4.41	%(n)		2,262,570
2,262,570	JPMorgan US Government Money Market Fund - IM	4.44	%(n)		2,262,570

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,262,570	MSILF Government Portfolio - Institutional	4.42	%(n)		2,262,570
	Total Short Term Investments (Cost $6,787,710)				6,787,710

	Total Investments - 117.8%(o) (Cost $365,565,920)				331,504,490
	Other Liabilities in Excess of Assets - (17.8)%				(49,977,468)
	NET ASSETS - 100.0%				$281,527,022

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Collateralized Loan Obligations	29.5%
Non-Agency Commercial Mortgage Backed Obligations	27.6%
US Government and Agency Mortgage Backed Obligations	19.7%
Non-Agency Residential Collateralized Mortgage Obligations	15.4%
Bank Loans	13.5%
Foreign Corporate Bonds	3.3%
Short Term Investments	2.4%
US Government and Agency Obligations	2.1%
Asset Backed Obligations	1.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.4%
US Corporate Bonds	1.4%
Common Stocks	0.0	%(l)
Other Assets and Liabilities	(17.8)%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Collateralized Loan Obligations	29.5%
Non-Agency Commercial Mortgage Backed Obligations	27.6%
US Government and Agency Mortgage Backed Obligations	19.7%
Non-Agency Residential Collateralized Mortgage Obligations	15.4%
Electronics/Electric	2.9%
Short Term Investments	2.4%
US Government and Agency Obligations	2.1%
Healthcare	1.5%
Asset Backed Obligations	1.5%
Chemicals/Plastics	1.3%
Media	1.1%
Retailers (other than Food/Drug)	1.1%
Commercial Services	1.1%
Transportation	1.1%
Energy	1.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.9%
Industrial Equipment	0.8%
Hotels/Motels/Inns and Casinos	0.8%
Utilities	0.7%
Consumer Products	0.6%
Finance	0.5%
Banking	0.5%
Construction	0.4%
Business Equipment and Services	0.4%
Building and Development (including Steel/Metals)	0.4%
Food Products	0.4%
Mining	0.3%
Containers and Glass Products	0.3%
Insurance	0.3%
Chemical Products	0.2%
Telecommunications	0.2%
Automotive	0.2%
Beverage and Tobacco	0.1%
Consumer Staples	0.1%
Pulp & Paper	0.1%
Diversified Manufacturing	0.1%
Technology	0.1%
Conglomerates	0.1%
Food Service	0.0	%(l)
Aerospace & Defense	0.0	%(l)
Other Assets and Liabilities	(17.8)%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of December 31, 2024, the value of these securities total $193,668,988 or 68.8% of the Fund's net assets.
(b)	Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.
(c)	Value determined using significant unobservable inputs.
(d)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(e)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(f)	Perpetual maturity. The date disclosed is the next call date of the security.
(g)	Interest only security
(h)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(i)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(j)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(k)	This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.
(l)	Represents less than 0.05% of net assets.
(m)	Non-income producing security.
(n)	Seven-day yield as of period end.
(o)	Under the Fund's Credit Agreement, the lender, through their agent, have been granted a security interest in all of the Fund’s investments in consideration of the Fund’s borrowings under the line of credit with the lender.

CMT	Constant Maturity Treasury Rate
LIBOR	London Interbank Offered Rate
PIK	A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
SOFR	Secured Overnight Financing Rate

Notes to Schedule of Investments

December 31, 2024 (Unaudited)

1. Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, Financial Services—Investment Companies, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1—Unadjusted quoted market prices in active markets for identical securities
• Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
• Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which the Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. The Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves,dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”), such loans will be valued at fair value based on certain factors.

In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Valuation Designee (as defined below) may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the NAV, market price and other aspects of an investment exceed certain significance thresholds.

The Board of Trustees has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2024:

Category
Investments in Securities
Level 1
Short Term Investments	$6,787,710
Total Level 1	6,787,710
Level 2
Collateralized Loan Obligations	$82,705,557
Non-Agency Commercial Mortgage Backed Obligations	76,444,940
US Government and Agency Mortgage Backed Obligations	55,384,832
Non-Agency Residential Collateralized Mortgage Obligations	43,438,280
Bank Loans	37,853,387
Foreign Corporate Bonds	9,418,297
US Government and Agency Obligations	5,795,232
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	4,033,383
US Corporate Bonds	4,022,509
Asset Backed Obligations	3,822,689
Total Level 2	322,919,106
Level 3
Non-Agency Commercial Mortgage Backed Obligations	$1,119,968
Asset Backed Obligations	354,581
Collateralized Loan Obligations	254,420
Bank Loans	68,680
Common Stocks	25
Total Level 3	1,797,674
Total	$331,504,490

See the Schedule of Investments for further disaggregation of investment categories.